Revenue - Contract backlog (Details) € in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) item	Jun. 30, 2024 EUR (€)
Revenue
Contract backlog as of the reported date	€ 2,022,000	€ 1,915,000
Contract backlog expected to recognize	€ 330,000	€ 157,000
Number of offshore wind farms | item	4
Percentage of Contract backlog	100.00%	86.00%
Value of Contract Backlog		€ 1,642
Aggregate value of Contract Backlog		273,000
Firm
Revenue
Contract backlog as of the reported date	€ 1,742,000	1,526,000
Subject to exercise of counterparty options (contingent)
Revenue
Contract backlog as of the reported date	140,000	195,000
Subject to exercise of counterparty options
Revenue
Contract backlog as of the reported date	140,000	195,000
Within 1 year
Revenue
Contract backlog as of the reported date	699,000	326,000
Within 1 year | Firm
Revenue
Contract backlog as of the reported date	593,000	281,000
Within 1 year | Subject to exercise of counterparty options (contingent)
Revenue
Contract backlog as of the reported date	53,000	23,000
Within 1 year | Subject to exercise of counterparty options
Revenue
Contract backlog as of the reported date	53,000	23,000
After 1 year
Revenue
Contract backlog as of the reported date	1,323,000	1,589,000
After 1 year | Firm
Revenue
Contract backlog as of the reported date	1,149,000	1,245,000
After 1 year | Subject to exercise of counterparty options (contingent)
Revenue
Contract backlog as of the reported date	87,000	172,000
After 1 year | Subject to exercise of counterparty options
Revenue
Contract backlog as of the reported date	€ 87,000	€ 172,000